32. Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution [Abstract]
Income before income tax and social contribution		R$ 1,992,404	R$ 4,536,067	R$ 1,880,190
Combined statutory rate		34.00%	34.00%	34.00%
Income tax and social contribution at the combined statutory rates		R$ (677,417)	R$ (1,542,263)	R$ (639,265)
Permanent additions, exclusions:
Nondeductible expenses for tax purposes		(30,959)	(18,783)	920,745
Tax incentive SUDENE/SUDAM	[1]	164,442	194,161	146,454
Tax benefit related to interest on shareholders' equity allocated		368,220	338,449	288,998
Other amounts		11,564	114,495	(52,021)
Income before income tax		513,267	628,322	1,304,176
Income tax and social contribution recorded in the income (loss) for the year		R$ 164,150	R$ 913,940	R$ (664,911)
Effective rate		8.24%	20.15%	(35.36%)

[1]	As mentioned in note 24 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the capital. TIM S.A. has tax benefits that fall under these rules.